Asset Retirement Obligations	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Asset Retirement Obligations
15.	Asset Retirement Obligations

The changes in the carrying amounts of Talen Energy Supply’s AROs were as follows.

Balance at December 31, 2014	$425
Accretion expense	25
Changes in estimate of cash flow or settlement date	21
Obligations assumed in RJS Power acquisition	11
Obligations incurred	3
Obligations settled	(2)

Balance at September 30, 2015	$483

Substantially all of the ARO balances are classified as noncurrent at September 30, 2015 and December 31, 2014.

Talen Energy Supply’s most significant ARO recorded relates to the decommissioning of the Susquehanna nuclear plant. See Notes 12 and 16 for additional information on the assets in the NDT funds that are legally restricted for the purposes of settling this ARO.

15.	Asset Retirement Obligations

PPL Energy Supply has recorded AROs to reflect various legal obligations associated with the retirement of long-lived assets, the most significant of which relates to the decommissioning of the Susquehanna nuclear plant. Assets in the NDT funds are legally restricted for the purpose of settling this ARO. See Notes 12 and 16 for additional information on the nuclear decommissioning trust funds. Other AROs recorded relate to various environmental requirements for coal piles, wash basins and other waste basin retirements.

PPL Energy Supply has recorded several conditional AROs, the most significant of which is related to the removal and disposal of asbestos-containing material. In addition to the AROs that were recorded for asbestos-containing material, PPL Energy Supply identified other asbestos-related obligations, but was unable to reasonably estimate their fair values. PPL Energy Supply management was unable to reasonably estimate a settlement date or range of settlement dates for the remediation of all of the asbestos-containing material at certain of the generation plants. If economic events or other circumstances change that enable PPL Energy Supply to reasonably estimate the fair value of these retirement obligations, they will be recorded at that time.

PPL Energy Supply also identified legal retirement obligations associated with the retirement of a reservoir that could not be reasonably estimated due to an indeterminable settlement date.

The changes in the carrying amounts of AROs were as follows.

	2014	2013
ARO at beginning of period	$404	$375
Accretion expense	32	29
Obligations incurred	13	6
Changes in estimated cash flow or settlement date	(16)	1
Obligations settled	(8)	(7)

ARO at end of period	$425	$404

Substantially all of the ARO balances are classified as noncurrent at December 31, 2014 and 2013.

See Note 9 for information on CCRs regulation that could require the recording of additional AROs in 2015.